INVENTORIES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Inventory write-down	$ 24.8	$ 19.2
Inventory write-down heap leach ore	40.2
Write-downs (reversals of write-downs) of inventories	(15.4)
Los Filos
Disclosure of detailed information about property, plant and equipment [line items]
Inventories, Heap Leach Ore, reclassified to non-current assets	98.7
Castle Mountain
Disclosure of detailed information about property, plant and equipment [line items]
Inventories, Heap Leach Ore, reclassified to non-current assets	$ 103.1